Other Expense	6 Months Ended
Jun. 30, 2019
Other Expense [Abstract]
Other Expense

NOTE 17 – OTHER EXPENSE

As of June 30, 2018, the amount of $777 related to the discount of the Navios Holdings Guarantee is included under the caption “Other expense” of the interim condensed Statements of Operations.

As of June 30, 2019, the amount of $3,638 related to the change in estimate of the guarantee claim receivable is included under the caption “Other expense” of the interim condensed Statements of Operations.